Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Estimated Useful Lives	Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Identifiable Intangible Assets Amortized over their estimated useful lives using the straight line method	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

License	3.2-10 years
Technology	3 years
Active user	5 years
Trade name	10 years

Components of Revenues
The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2023

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	5,567,894	504,977	—
Value-added services	5,085,541	667,030	—
Mobile marketing	109,125	24,552	—
Mobile games	19,610	—	—
Other services	16,337	—	7,257

Total	10,798,507	1,196,559	7,257

	For the year ended December 31, 2022

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	5,966,323	544,137	—
Value-added services	5,183,302	823,716	—
Mobile marketing	124,956	—	—
Mobile games	55,732	—	—
Other services	4,781	—	1,225

Total	11,335,094	1,367,853	1,225

	For the year ended December 31, 2021

	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	7,475,809	903,136	—
Value-added services	4,845,744	1,126,048	—
Mobile marketing	159,010	—	—
Mobile games	47,712	—	—
Other services	12,930	—	5,330

Total	12,541,205	2,029,184	5,330

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,

	2022	2023
A	18%	22%
B	15%	N/A
Users or customers accounting for 10% or more of accounts receivables is as follows:

	As of December 31,

	2022	2023
C	12%	N/A